Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interests
Schedule of reconciliation of non-controlling interest

	December 31,	December 31,
	2020	2019

Beginning Balance	$4,346,216	$7,918,096
Proportionate shares of net loss	(3,501,808)	(3,601,728)
Foreign currency translation adjustment	(205,562)	29,848

Total	$638,846	$4,346,216